Long-term investments	12 Months Ended
Dec. 31, 2014
Investments, Debt and Equity Securities [Abstract]
Cost and Equity Method Investments Disclosure [Text Block]
7.	Long-term investments:

	December 31, 2014	December 31, 2013
Weichai Westport Inc. (a)	$18,791	$14,534
Cummins Westport Inc. (b)	13,196	7,191
Other equity accounted for investees	1,337	403
	$33,324	$22,128

(a)   Weichai Westport Inc.:

On July 3, 2010, the Company invested $4,316 under an agreement with Weichai Holding Group Co. Ltd. and Hong Kong Peterson (“CNG”) Equipment Ltd. to form Weichai Westport Inc. (“WWI”). On October 11, 2011, the Company invested an additional $955 in WWI. The Company has a 35% equity interest in WWI.

For the year ended December 31, 2014, the Company recognized its share of WWI’s income of $6,027 (year ended December 31, 2013 - $4,264; year ended December 31, 2012 - $2,881), as income from investment accounted for by the equity method.

Assets, liabilities, revenue and expenses of WWI as of and for the periods presented are as follows:

	December 31,	December 31,
	2014	2013
Current assets:
Cash and short-term investments	$11,734	$4,696
Accounts receivable	72,121	31,967
Inventory	83,594	80,412
Other current assets	1,249	176
Long-term assets
Property, plant and equipment	5,736	7,021
Deferred income tax assets	7,781	6,874
Total assets	$182,215	$131,146
Current liabilities:
Accounts payable and accrued liabilities	$128,838	$93,016
Total liabilities	$128,838	$93,016

	Years ended December 31,
	2014	2013	2012
Product revenue	$618,465	$466,580	$272,086
Cost of revenue and expenses:
Cost of product revenue	565,943	429,238	247,299
Operating expenses	32,227	22,846	15,022
	598,170	452,084	262,321
Income before income taxes	20,295	14,496	9,765
Income tax expense	3,076	2,315	1,536
Income for the period	$17,219	$12,181	$8,229

(b)           Cummins Westport Inc.:

The Company entered into a joint venture with Cummins on March 7, 2001. On December 16, 2003, the Company and Cummins amended the joint venture agreement (“JVA”) focusing CWI on developing markets for alternative fuel engines. In addition, the two companies signed a Technology Partnership Agreement that creates a flexible arrangement for future technology development between Cummins and the Company.

On February 20, 2012, the JVA was amended and restated to provide for, among other things, clarification concerning the scope of products within CWI. In addition, the parties have revised certain economic terms of the JVA.

The joint venture has a term of ten years from the date of the JVA and can be terminated under certain circumstances before the end of the term, including in the event of a material breach of the agreement by, or in the event of a change of control of one of the parties.

Prior to February 20, 2012, the Company and Cummins shared equally in the profits and losses of CWI. Under the new JVA, profits and losses are shared equally up to an established revenue baseline, then any excess profit will be allocated 75% to the Company and 25% to Cummins.

The Company has determined that CWI is a variable interest entity ("VIE"). Cummins and Westport each own 50% of the common shares of CWI and have equal representation on the Board of Directors. No one shareholder has the unilateral power to govern CWI. The Board of Directors has power over the operating decisions and to direct other activities of CWI that most significantly impact CWI’s economic performance as set forth in the governing documents. As decision-making at the Board of Directors’ level requires unanimous approval, this power is shared. Accordingly neither party is the primary beneficiary.

The Company has not historically provided and does not intend to provide financial or other support to CWI that the Company is not contractually required to provide.

For the year ended December 31, 2014, the Company recognized its share of CWI’s income of $8,136 (year ended December 31, 2013 - $9,433; year ended December 31, 2012 - $13,232), as income from investment accounted for by the equity method.

Assets, liabilities, revenue and expenses of CWI are as follows:

	December 31, 2014	December 31, 2013
Current assets:
Cash and short-term investments	$107,415	$73,736
Accounts receivable	12,741	4,645
Current portion of deferred income tax assets	21,967	13,958
Other current assets	116	210
Long-term assets:
Property, plant and equipment	1,294	1,096
Deferred income tax assets	29,408	21,698
Total assets	$172,941	$115,343
Current liabilities:
Current portion of warranty liability	$48,818	$18,395
Current portion of deferred revenue	8,029	5,478
Accounts payable and accrued liabilities	6,419	7,772
	63,266	31,645
Long-term liabilities:
Warranty liability	43,983	49,174
Deferred revenue	34,345	17,815
Other long-term liabilities	2,771	2,400
	81,099	69,389
Total liabilities	$144,365	$101,034

	Years ended December 31,
	2014	2013	2012
Product revenue	$283,551	$261,012	$161,741
Parts revenue	53,683	49,639	36,274
	337,234	310,651	198,015
Cost of revenue and expenses:
Cost of product and parts revenue	270,832	246,403	136,575
Research and development	21,131	21,522	12,114
General and administrative	1,202	1,348	1,417
Sales and marketing	22,514	17,839	12,541
Foreign exchange (gain) loss	34	(7)	(18)
Bank charges, interest and other	805	607	472
	316,518	287,712	163,101
Income from operations	20,716	22,939	34,914
Interest and investment income	260	117	530
Income before income taxes	20,976	23,056	35,444
Income tax expense (recovery):
Current	21,514	24,600	16,362
Deferred	(15,719)	(18,566)	(6,517)
	5,795	6,034	9,845
Income for the period	$15,181	$17,022	$25,599